                        SUPPLEMENT DATED NOVEMBER 1, 2002
                                       TO
                     PROSPECTUSES DATED MAY 1, 2002 OR LATER

This Supplement is intended to be distributed with current prospectuses (dated May 1, 2002 or later) for certain variable life insurance and variable annuity contracts issued by John Hancock Life Insurance Company or John Hancock Variable Life Insurance Company ("Product Prospectuses") and with the prospectus dated May 1, 2002 for the John Hancock Variable Series Trust I ("Variable Series Trust") that accompanies the Product Prospectuses.

The variable life insurance prospectuses involved bear the title "eVARIABLE LIFE," "MAJESTIC VARIABLE COLI," "MAJESTIC VARIABLE ESTATE PROTECTION," "MAJESTIC VARIABLE ESTATE PROTECTION 98," "MAJESTIC VARIABLE UNIVERSAL LIFE," "MAJESTIC VARIABLE UNIVERSAL LIFE 98," "MEDALLION VARIABLE UNIVERSAL LIFE PLUS," "MEDALLION VARIABLE UNIVERSAL LIFE EDGE," "MEDALLION EXECUTIVE VARIABLE LIFE," "MEDALLION EXECUTIVE VARIABLE LIFE II," "MEDALLION EXECUTIVE VARIABLE LIFE III," "VARIABLE ESTATE PROTECTION," "VARIABLE ESTATE PROTECTION PLUS," "VARIABLE ESTATE PROTECTION EDGE," or "VARIABLE MASTER PLAN PLUS."

The variable annuity prospectuses involved bear the title "EVARIABLE ANNUITY," "INDEPENDENCE VARIABLE ANNUITY," "INDEPENDENCE PREFERRED VARIABLE ANNUITY," "INDEPENDENCE 2000 VARIABLE ANNUITY," "REVOLUTION ACCESS VARIABLE ANNUITY," "REVOLUTION EXTRA VARIABLE ANNUITY," or "REVOLUTION VALUE VARIABLE ANNUITY."

This Supplement amends each of the Product Prospectuses.

SMALL CAP VALUE FUND

     Effective November 1, 2002, the Small Cap Value Fund of the Variable Series Trust will become "multi-managed." The table on the first page of the Product Prospectuses is revised, with respect to the Small Cap Value variable investment option, as follows:

-------------------------------------------------------------------------------
VARIABLE INVESTMENT OPTION       MANAGED BY
--------------------------       ----------
Small Cap Value ..............   T. Rowe Price Associates, Inc. and Wellington
                                   Management Company, LLP
-------------------------------------------------------------------------------

THIS SUPPLEMENT IS ACCOMPANIED WITH A SUPPLEMENT TO THE VARIABLE SERIES TRUST'S PROSPECTUS THAT CONTAINS DETAILED INFORMATION ABOUT THE UNDERLYING FUND FOR THE SMALL CAP VALUE INVESTMENT OPTION. BE SURE TO READ THAT PROSPECTUS SUPPLEMENT BEFORE SELECTING THE CORRESPONDING INVESTMENT OPTION.